Equity - Reclassification Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Costs of sales	$ 251.4	$ 273.5	$ 236.2
Non-operating pension benefit charges	0.0	0.0	(0.2)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(22.0)	57.8	153.7
Provision for income taxes	5.7	(7.6)	(27.1)
Net (loss)/income	$ (16.3)	50.2	$ 126.6
Amount Reclassified from Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss)/income		1.2
Derivative Instruments | Amount Reclassified from Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		1.3
Provision for income taxes		(0.1)
Net (loss)/income		1.2
Foreign Exchange Contracts | Derivative Instruments | Amount Reclassified from Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Costs of sales		$ 1.3